Prospectus Supplement March 1, 2022

For the following funds with prospectuses dated
May 1, 2021 – March 1, 2022 (as supplemented to date)

AMCAP Fund® (AMCAP)
American Balanced Fund® (AMBAL)

American Funds Developing World Growth and Income FundSM (DWGI)
American Funds Corporate Bond Fund® (CBF)
American Funds Emerging Markets Bond Fund®(EMBF)

American Funds Global Balanced FundSM (GBAL)

American Funds Global Insight FundSM (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds International Vantage FundSM (IVE)

American Funds Mortgage Fund® (AFMF)
American Funds Multi-Sector Income FundSM (MSI)
American Funds Strategic Bond FundSM (SBF)

American Funds U.S. Government Money Market FundSM (MMF)

American High-Income Trust® (AHIT)
American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)
Capital Income Builder® (CIB)
Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)
Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income FundSM (IGI)
The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)

Washington Mutual Investors FundSM (WMIF)

Changes apply to all funds unless otherwise noted below.

1. The following is added to the section titled “The Capital System” in the “Management and organization” section of the Capital Income Builder prospectus:

Charles E. Ellwein, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Charles has 26 years of experience in total; 16 years with Capital Research and Management Company or affiliate. He has one year of experience in managing the fund (plus 9 years of prior experience as an investment analyst for the fund).

2. The following is added to the “Investment objective(s), strategies and risks” section of the prospectus for each of the funds listed above (other than AMBAL, BFA, EMBF, FI, ICA, MSI, SBF, WBF):

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).

3. The information under “Northwestern Mutual Investment Services, LLC” in the “Appendix – Sales charge waivers” section of the prospectus is amended to read as follows:

Northwestern Mutual Investment Services, LLC

Rights of accumulation on SIMPLE IRAs held at Northwestern Mutual Investment Services, LLC

Effective March 31, 2022, for SIMPLE IRA plans where the plan is held on the Simple IRA platform at Northwestern Mutual Investment Services, LLC (NMIS) through its clearing firm, Pershing LLC, each linked participant account will be aggregated at either the plan level or the individual level for rights of accumulation (ROA), depending on which aggregation method results in a greater breakpoint discount on front-end sales charges for the participant.

Class A and C share purchases in owner-only 401(k) plans held at Northwestern Mutual Investment Services, LLC

For 401(k) plans held at NMIS through its clearing firm, Pershing LLC, that cover only owners and their spouses and are not subject to ERISA, participants may purchase Class A shares with the applicable front-end sales charge or Class C shares with the applicable contingent deferred sales charge, in accordance with NMIS’s share class policies applicable to such plans.

4. The information under “Robert W. Baird & Co. Incorporated (Baird)” in the “Appendix – Sales charge waivers” section of the prospectus is amended to read as follows:

Robert W. Baird & Co. Incorporated (Baird)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird
•	Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Charitable accounts in a transactional brokerage account at Baird

CDSC waivers on Class A and C shares available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

•	Breakpoints as described in this prospectus
•	Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

Keep this supplement with your prospectus.

Lit. No. MFGEBS-503-0322P CGD/AFD/10039-S88045

American Funds Short-Term Tax-Exempt Bond Fund®

Limited Term Tax-Exempt Bond Fund of America®

The Tax-Exempt Bond Fund of America®

American High-Income Municipal Bond Fund®

The Tax-Exempt Fund of California®

American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2022

(for prospectus dated October 1, 2021, as supplemented to date)

1. The following is added to the “Investment objectives, strategies and risks” section of the prospectus:

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).

2. The information under “Northwestern Mutual Investment Services, LLC” in the “Appendix – Sales charge waivers” section of the prospectus is amended to read as follows:

Northwestern Mutual Investment Services, LLC

Rights of accumulation on SIMPLE IRAs held at Northwestern Mutual Investment Services, LLC

Effective March 31, 2022, for SIMPLE IRA plans where the plan is held on the Simple IRA platform at Northwestern Mutual Investment Services, LLC (NMIS) through its clearing firm, Pershing LLC, each linked participant account will be aggregated at either the plan level or the individual level for rights of accumulation (ROA), depending on which aggregation method results in a greater breakpoint discount on front-end sales charges for the participant.

Class A and C share purchases in owner-only 401(k) plans held at Northwestern Mutual Investment Services, LLC

For 401(k) plans held at NMIS through its clearing firm, Pershing LLC, that cover only owners and their spouses and are not subject to ERISA, participants may purchase Class A shares with the applicable front-end sales charge or Class C shares with the applicable contingent deferred sales charge, in accordance with NMIS’s share class policies applicable to such plans.

3. The information under “Robert W. Baird & Co. Incorporated (Baird)” in the “Appendix – Sales charge waivers” section of the prospectus is amended to read as follows:

Robert W. Baird & Co. Incorporated (Baird)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird
•	Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Charitable accounts in a transactional brokerage account at Baird

CDSC waivers on Class A and C shares available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

•	Breakpoints as described in this prospectus
•	Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

Keep this supplement with your prospectus.

Lit. No. MFGEBS-504-0322P CGD/AFD/10039-S88046

Prospectus Supplement March 1, 2022

For the following series with prospectuses dated January 1, 2022:

American Funds College Target Date Series® American Funds Portfolio SeriesSM American Funds Retirement Income Portfolio SeriesSM American Funds Target Date Retirement Series®

1. The following is added to the “Investment objectives, strategies and risks” section of the prospectus:

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental-related events resulting from climate change or society’s response to environmental change, social conditions (e.g., labor relations, investment in human capital, accident prevention, changing customer behavior) or governance issues (e.g., board composition, significant breaches of international agreements, unsound business practices).

2. The information under “Northwestern Mutual Investment Services, LLC” in the “Appendix – Sales charge waivers” section of the prospectus is amended to read as follows:

Northwestern Mutual Investment Services, LLC

Rights of accumulation on SIMPLE IRAs held at Northwestern Mutual Investment Services, LLC

Effective March 31, 2022, for SIMPLE IRA plans where the plan is held on the Simple IRA platform at Northwestern Mutual Investment Services, LLC (NMIS) through its clearing firm, Pershing LLC, each linked participant account will be aggregated at either the plan level or the individual level for rights of accumulation (ROA), depending on which aggregation method results in a greater breakpoint discount on front-end sales charges for the participant.

Class A and C share purchases in owner-only 401(k) plans held at Northwestern Mutual Investment Services, LLC

For 401(k) plans held at NMIS through its clearing firm, Pershing LLC, that cover only owners and their spouses and are not subject to ERISA, participants may purchase Class A shares with the applicable front-end sales charge or Class C shares with the applicable contingent deferred sales charge, in accordance with NMIS’s share class policies applicable to such plans.

3. The information under “Robert W. Baird & Co. Incorporated (Baird)” in the “Appendix – Sales charge waivers” section of the prospectus is amended to read as follows:

Robert W. Baird & Co. Incorporated (Baird)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird
•	Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Charitable accounts in a transactional brokerage account at Baird

CDSC waivers on Class A and C shares available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

•	Breakpoints as described in this prospectus
•	Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

Keep this supplement with your prospectus.

Lit. No. MFGEBS-505-0322P CGD/AFD/10039-S88047

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENTS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENTS ABOVE ARE A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT. THIS EXCLUDES THE FOLLOWING FUNDS: AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND, AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA, THE TAX-EXEMPT BOND FUND OF AMERICA, THE TAX EXEMPT FUND OF CALIFORNIA AND AMERICAN FUNDS COLLEGE TARGET DATE SERIES.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY
/s/	JULIE E. LAWTON
JULIE E. LAWTON
SECRETARY
/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

Statement of Additional Information Supplement March 1, 2022

For the following funds with statements of additional information dated December 1, 2021 – January 1, 2022:

American Funds U.S. Government Money Market FundSM Capital Income Builder®

1. The information under the heading “Checkwriting” in the “Shareholder account services and privileges” section of the American Funds U.S. Government Money Market Fund statement of additional information is amended to read as follows:

Checkwriting — You will be eligible for checkwriting privileges upon meeting the fund’s initial purchase minimum of $1,000, regardless if such minimum has been waived to establish your account. You may write checks for $250 or more against your Class A and F-2 share accounts held with the fund’s transfer agent. If you request checkwriting privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by an authorized signer exactly as indicated on your checking account signature card. When the checks you write are presented for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected). The bank’s rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment. Generally, you pay no fee for this check writing service; however, reasonable service charges for “regular or frequent use” of this service may be assessed in the future. This procedure enables you to continue earning daily income dividends on your money until your checks actually clear.

By requesting checkwriting privileges, you agree that the bank is authorized to pay checks signed by at least one authorized signer notwithstanding any requirement you may have that checks be signed by two or more authorized signers, any legends that may be on checks limiting the amount for which such checks are valid or the time within which they must be paid, or any requirement you may have that such check bear an original manual signature or be signed only with a specific facsimile signature stamp or device or by a facsimile signature that meets specific standards. The bank is authorized to pay checks based on favorable comparisons of signatures on, or check stock of, presented checks with signatures on, or check stock of, checks previously paid without objection. The bank, the fund and American Funds Service Company will be deemed to have exercised commercially reasonable care in examining signatures on presented checks if the bank, the fund and American Funds Service Company use automated means to compare the image of the maker’s signature on a presented check with the image of the maker’s signature on a reasonable number of reference images of checks that have been paid on the account without objection or claim of unauthorized maker signature.

By requesting checkwriting privileges, you further agree that you will use care in safeguarding unsigned checks against theft or unauthorized use and will inform the fund or American Funds Service Company if any of your checks are stolen or missing, and that you will not use unmonitored, uncontrolled check stock sourced by you. You further agree that you will be responsible for maintaining security over any device used for your signature, such as a facsimile signature, stamp or other device, and you acknowledge that any signature made on a check using any such device will be effective as your signature, irrespective of whether the person affixing it was authorized to do so. You acknowledge that if you voluntarily provide information about your account, such as the account number and the bank’s routing and transit number, to any person in connection with your purchase of goods or services or to a person who is trying to collect a payment from you, any debit related to your account initiated by that person will, as between the bank, the fund or American Funds Service Company and you, be deemed to have been authorized by you.

By requesting checkwriting privileges, you further agree that you will promptly review your account statements and other information sent to you by the fund as soon as you receive it. If you believe any statement you receive contains an error or includes an unauthorized, forged, or altered check, you agree to notify the fund or American Funds Service Company immediately in writing. You must report any errors or irregularities to the fund or American Funds Service Company within thirty (30) days from the date of the statement you receive and must identify the particular items that you consider to contain an error or to be forged, altered or otherwise unauthorized. If you do not notify the fund or American Funds Service Company within the required period of time, your account statement will be deemed to be correct and all items properly charged, and you will be precluded from recovering any amounts that you later claim were unauthorized with respect to a payment reflected on that statement. You further agree that neither the bank nor the fund will be liable if you fail to exercise ordinary care in examining your statements. The bank, the fund or American Funds Service Company have the right to assert any legally available defenses to any claim you may assert regarding items paid from your account.

2. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the Capital Income Builder statement of additional information is amended to read as follows:

The following table reflects information as of October 31, 2020:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Winnie Kwan	$500,001 – $1,000,000	4	$92.6	2	$0.87	1	$0.08
David A. Hoag	Over $1,000,000	8	$363.1	4	$9.40	None
Steven T. Watson	Over $1,000,000	5	$177.5	9	$21.50	794	$31.09
Aline Avzaradel	$500,001 – $1,000,000	1	$1.1	1	$0.33	None
Alfonso Barroso	Over $1,000,000	4	$156.5	4	$1.80	None
Grant L. Cambridge	Over $1,000,000	3	$209.8	9	$2.87	137	$13.18
Joyce E. Gordon	Over $1,000,000	4	$337.8	4	$1.79	None
James B. Lovelace	Over $1,000,000	3	$209.8	4	$1.79	None
Fergus N. MacDonald	$500,001 – $1,000,000	8	$158.4	1	$0.33	None
Caroline Randall	$100,001 – $500,000	2	$129.1	2	$0.58	None
Bradley J. Vogt	Over $1,000,000	6	$462.4	3	$9.58	None
Philip Winston	$100,001 – $500,000	6	$11.7	11	$8.73	912[4]	$34.09
Charles E. Ellwein	Over $1,000,000	2	$131.0	3	$1.27	None

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-508-0322O CGD/10149-S88050